UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2011

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1300
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Sharon D. Taylor
Title:		Compliance Officer
Phone:		205-488-4300

Signature, Place, and Date of Signing:
/s/ Sharon D. Taylor	Birmingham, AL	November 15, 2011

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	43
Form 13F Information Table Value Total:	$19,775
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	286	5326	SH		SOLE	NONE			5326
AMERICAN TOWER CORP CL 	COM	029912201	336	11794	SH		SOLE	NONE			11794
APPLE INC		COM	037833100	449	1180	SH		SOLE	NONE			1180
BANCO BILBAO VIZCAYA A	COM	05946K101	383	47230	SH		SOLE	NONE			47230
BANCTRUST FINANCIAL GP	COM	05978R107	72	31705	SH		SOLE	NONE			31705
BANK OF AMERICA		COM	060505104	380	62142	SH		SOLE	NONE			62142
BERKSHIRE HATHAWAY INC	COM	084670702	418	5893	SH		SOLE	NONE			5893
BLACKROCK INC CL A	COM	09247X101	209	1413	SH		SOLE	NONE			1413
CHEVRON CORPORATION	COM	166764100	430	4650	SH		SOLE	NONE			4650
CISCO SYSTEMS		COM	17275R102	223	14399	SH		SOLE	NONE			14399
COUSINS PROPERTIES INC	COM	222795106	207	35500	SH		SOLE	NONE			35500
CUMBERLAND PHARMA	COM	230770109	907	162624	SH		SOLE	NONE			162624
ECOLAB INC		COM	278865100	207	4249	SH		SOLE	NONE			4249
EL PASO CORPORATION	COM	28336L109	234	11585 	SH		SOLE	NONE			11585
ENTERPRISE PRODS PARTNR	COM	293792107	401	10000	SH		SOLE	NONE			10000
EXXON MOBIL CORP	COM	30231G102	507	6990	SH		SOLE	NONE			6990
GENERAL ELECTRIC CO	COM	369604103	160	10570	SH		SOLE	NONE			10570
GEN MOTORS ACCEPT CORP	COM	37042GTG1	964	10000	SH		SOLE	NONE			10000
GREENLIGHT CAPITAL RE	COM	G4095J109	1406	67806	SH		SOLE	NONE			67806
INTL BUS MACHINES	COM	459200101	463	2650	SH		SOLE	NONE			2650
JOHNSON & JOHNSON	COM	478160104	640	10064	SH		SOLE	NONE			10064
MICROSOFT CORP		COM	594918104	280	11250	SH		SOLE	NONE			11250
PENGROWTH ENERGY TRUST	COM	706902509	89	10000	SH		SOLE	NONE			10000
PEPSICO INC		COM	713448108	321	5190	SH		SOLE	NONE			5190
PFIZER INC		COM	717081103	461 	26080 	SH		SOLE	NONE			26080
PLATFORMS WIRELESS INTL	COM	72765A101		20000	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1575	30000	SH		SOLE	NONE			30000
PROCTOR & GAMBLE CO	COM	742718109	251	3988	SH		SOLE	NONE			3988
PROGRESS ENERGY INC	COM	743263105	424	8200	SH		SOLE	NONE			8200
PROSHARES ULTRA SHORT	COM	74347R883	382	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	150 	45299 	SH		SOLE	NONE			45299
SCANA CORP NEW		COM	80589M102	679	16805	SH		SOLE	NONE			16805
SCHLUMBERGER LTD	COM	806857108	419	7030	SH		SOLE	NONE			7030
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	722	4571	SH		SOLE	NONE			4571
TIME WARNER INC NEW	COM	887317303	479	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	678	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	484	13902 	SH		SOLE	NONE			13902
VANGUARD DIVD APPRE IND	COM	921908844	989	20290	SH		SOLE	NONE			20290
VANGUARD INTL EQ INDEX	COM	922042858	794	22188	SH		SOLE	NONE			22188
WASHINGTON MUTUAL INC	COM	939322103	 	10420 	SH		SOLE	NONE			10420
WELLS FARGO		COM	949746101	1002	41562	SH		SOLE	NONE			41562
WILLIAMS CO		COM	969457100	292	12000	SH		SOLE	NONE			12000


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